Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONTINUING OPERATIONS
Revenues	$ 5,984	$ 5,906
Operating expenses	(3,999)	(4,413)
Depreciation	(184)	(154)
Other operating gains, net	736	423
Operating profit	1,929	1,199
Finance costs, net:
Net interest expense	(195)	(163)
Other finance income (costs)	30	(65)
Income before tax and equity method investments	1,764	971
Share of post-tax losses in equity method investments	(544)	(599)
Tax (expense) benefit	(71)	1,198
Earnings from continuing operations	1,149	1,570
Loss from discontinued operations, net of tax	(27)	(6)
Net earnings	1,122	1,564
Earnings attributable to common shareholders	$ 1,122	$ 1,564
Basic earnings per share
From continuing operations	$ 2.31	$ 3.13
From discontinued operations	(0.06)	(0.01)
Basic earnings per share	2.25	3.12
Diluted earnings per share
From continuing operations	2.30	3.12
From discontinued operations	(0.05)	(0.01)
Diluted earnings per share	$ 2.25	$ 3.11
Computer software [member]
CONTINUING OPERATIONS
Amortization	$ (485)	$ (449)
Other identifiable intangible assets [member]
CONTINUING OPERATIONS
Amortization	$ (123)	$ (114)